RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 31, 2013 Letter of Credit [Member] USD ($)	Sep. 30, 2010 Letter of Credit [Member] USD ($)	Dec. 31, 2013 Performance Guarantee [Member] USD ($)	Dec. 31, 2013 Performance Guarantee [Member] EUR (€)	Dec. 31, 2013 Related Party One [Member] USD ($)	Dec. 31, 2012 Related Party One [Member] USD ($)	Dec. 31, 2011 Related Party One [Member] USD ($)	Dec. 31, 2011 Related Party Two [Member] USD ($)
Related Party Transaction [Line Items]
Legal expense	$ 36	$ 66	$ 136
Legal fees due	78	129
Selling services								163	86	107	60
Performance guarantee						1,652	1,200
Letter of credit				$ 1,000	$ 775